Property, Plant and Equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Property, plant and equipment		R$ 151,492	R$ 197,688	R$ 185,682
IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 21,612	36,969	16,615
IT equipment [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate		10.00%
IT equipment [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate		33.00%
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 22,247	24,102	8,390
Furniture, equipment and fittings [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate		10.00%
Furniture, equipment and fittings [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate		33.00%
Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 10,817	12,646	17,872
Property, buildings and improvements [member] | Minimum [member]
Property, Plant and Equipment
Weighted average depreciation rate		5.00%
Property, buildings and improvements [member] | Maximum [member]
Property, Plant and Equipment
Weighted average depreciation rate		20.00%
In progress [member]
Property, Plant and Equipment
Property, plant and equipment	[1]	R$ 16,765	4,494	677
Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment	[2]	R$ 80,008	119,086	141,737
Weighted average depreciation rate		12.00%
Land [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 43	391	R$ 391
Gross carrying amount [member]
Property, Plant and Equipment
Property, plant and equipment		388,567	456,129
Gross carrying amount [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment		83,461	80,263
Gross carrying amount [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment		54,986	60,920
Gross carrying amount [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment		54,372	53,027
Gross carrying amount [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment		16,765	4,494
Gross carrying amount [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment		178,940	257,034
Gross carrying amount [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment		43	391
Accumulated depreciation and amortisation [member]
Property, Plant and Equipment
Property, plant and equipment		(237,075)	(258,441)
Accumulated depreciation and amortisation [member] | IT equipment [member]
Property, Plant and Equipment
Property, plant and equipment		(61,849)	(43,294)
Accumulated depreciation and amortisation [member] | Furniture, equipment and fittings [member]
Property, Plant and Equipment
Property, plant and equipment		(32,739)	(36,818)
Accumulated depreciation and amortisation [member] | Property, buildings and improvements [member]
Property, Plant and Equipment
Property, plant and equipment		(43,555)	(40,381)
Accumulated depreciation and amortisation [member] | In progress [member]
Property, Plant and Equipment
Property, plant and equipment		0	0
Accumulated depreciation and amortisation [member] | Right of use assets [member]
Property, Plant and Equipment
Property, plant and equipment		(98,932)	(137,948)
Accumulated depreciation and amortisation [member] | Land [member]
Property, Plant and Equipment
Property, plant and equipment		R$ 0	R$ 0

[1]	In 2023, refers to improvements made to the new leased property to offer Anglo courses.
[2]	In 2023, the addition of right of use of R$ 23,871 is substantially referred to recognition of a new lease agreement for the property used to offer preparatory course for university entrance exams (“Anglo course”), see the corresponding lease liabilities in note 17.